Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
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Summary of Financial Assets and Liabilities

Financial assets and liabilities in the consolidated statement of financial position are as follows:

June 30, 2025 (millions of U.S. dollars)	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	292	372	-	-	664
Trade and other receivables	1,088	-	-	-	1,088
Other financial assets - current	5	58	-	-	63
Other financial assets - non-current	10	326	118	-	454
Current indebtedness	(499)	-	-	-	(499)
Trade payables (see note 13)	(135)	-	-	-	(135)
Accruals (see note 13)	(636)	-	-	-	(636)
Other financial liabilities - current(1)	(86)	(26)	-	-	(112)
Long-term indebtedness	(1,342)	-	-	-	(1,342)
Other financial liabilities - non-current(2)	(199)	(13)	-	-	(212)
Total	(1,502)	717	118	-	(667)

December 31, 2024 (millions of U.S. dollars)	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	873	1,095	-	-	1,968
Trade and other receivables	1,087	-	-	-	1,087
Other financial assets - current	7	28	-	-	35
Other financial assets - non-current	11	332	99	-	442
Current indebtedness	(973)	-	-	-	(973)
Trade payables (see note 13)	(176)	-	-	-	(176)
Accruals (see note 13)	(799)	-	-	-	(799)
Other financial liabilities - current(1)	(75)	(17)	-	(21)	(113)
Long-term indebtedness	(1,847)	-	-	-	(1,847)
Other financial liabilities - non-current(2)	(198)	(34)	-	-	(232)
Total	(2,090)	1,404	99	(21)	(608)

(1)
Includes lease liabilities of $62 million (2024 - $58 million).
Includes lease liabilities of $190 million (2024 - $198 million).
Summary of Debt Exchange	The results of the exchange are as follows:

Series of notes (millions of U.S. dollars)	Principal amount New Notes issued by TR Finance	Principal amount remaining Old Notes of TRC	Principal amount outstanding notes
3.35% Notes due 2026	441	59	500
5.85% Notes due 2040	453	47	500
4.50% Notes due 2043	84	35	119
5.65% Notes due 2043	337	13	350
5.50% Debentures due 2035	373	27	400
Total	1,688	181	1,869

Summary of Debt and Related Derivative Instruments

The following is a summary of the Company's debt and related derivative instruments that hedge the cash flows of debt:

	Carrying Amount		Fair Value
June 30, 2025 (millions of U.S. dollars)	Primary Debt Instruments	Derivative Instruments	Primary Debt Instruments	Derivative Instruments
$500 3.35% Notes due 2026	499	-	494	-
$500 5.85% Notes due 2040	491	-	503	-
$119 4.50% Notes due 2043	116	-	93	-
$350 5.65% Notes due 2043	340	-	337	-
$400 5.50% Debentures due 2035	395	-	396	-
Total	1,841	-	1,823	-
Current portion	499	-
Long-term portion	1,342	-

	Carrying Amount		Fair Value
December 31, 2024 (millions of U.S. dollars)	Primary Debt Instruments	Derivative Instruments	Primary Debt Instruments	Derivative Instruments
C$1,400 2.239% Notes due 2025	973	21	968	21
$500 3.35% Notes due 2026	499	-	491	-
$500 5.85% Notes due 2040	493	-	507	-
$119 4.50% Notes due 2043	116	-	94	-
$350 5.65% Notes due 2043	342	-	338	-
$400 5.50% Debentures due 2035	397	-	401	-
Total	2,820	21	2,799	21
Current portion	973	21
Long-term portion	1,847	-

Fair Value Hierarchy

The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2025 (millions of U.S. dollars)	Level 1	Level 2	Level 3	Total Balance
Assets
Money market accounts and other securities	-	372	-	372
Other receivables(1)	-	-	384	384
Financial assets at fair value through earnings	-	372	384	756
Financial assets at fair value through other comprehensive income(2)	-	-	118	118
Total assets	-	372	502	874

Liabilities
Contingent consideration(3)	-	-	(39)	(39)
Financial liabilities at fair value through earnings	-	-	(39)	(39)
Total liabilities	-	-	(39)	(39)

December 31, 2024 (millions of U.S. dollars)	Level 1	Level 2	Level 3	Total Balance
Assets
Money market accounts and other securities	-	1,095	-	1,095
Other receivables(1)	-	-	360	360
Financial assets at fair value through earnings	-	1,095	360	1,455
Financial assets at fair value through other comprehensive income(2)	1	-	98	99
Total assets	1	1,095	458	1,554

Liabilities
Derivatives used for hedging(4)	-	(21)	-	(21)
Contingent consideration(3)	-	-	(51)	(51)
Financial liabilities at fair value through earnings	-	(21)	(51)	(72)
Total liabilities	-	(21)	(51)	(72)

(1)
Receivables under an indemnification arrangement and contingent receivable (see below).
(2)
Investments in entities over which the Company does not have control, joint control or significant influence.
(3)
Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase, and to purchase shares from minority owners of a subsidiary.
(4)
Comprised of fixed-to-fixed cross-currency swaps on indebtedness.